OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 26, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Increase in Fair Value of Contingent Consideration Related to Asset Acquisition		$ 622,329	$ 2,686,488	$ 4,140,786	$ 3,084,097
Other Current Liabilitiesand Other Non Current Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Contingent Consideration for other liabilities					20,197,689
Increase in Fair Value of Contingent Consideration Related to Asset Acquisition					$ 8,438,690
Cash received	$ 10,000,000
Settlement of Contingent Consideration				10,811,219
Fair value of the liability				$ 9,386,471